Share-Based Compensation (RSU Compensation Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense		$ 23	$ 14	$ 21
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pretax compensation expense		16	12	10
Tax benefit		(2)	(2)	(2)
Compensation expense, net of tax		14	10	8
Total value of RSUs converted	[1]	8	13	11
Total fair value of RSUs vested		$ 13	$ 10	$ 10

[1]	Amount represents fair market value on the date of conversion.